Schedule of Changes in Deferred Revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue
Deferred revenue, beginning of period	$ 4,052,270	$ 1,214,096
Billings	6,745,306	4,362,730	$ 4,781,924
Revenue recognized (prior year deferred revenue)	(3,612,072)	(1,214,096)	(930,436)
Revenue recognized (current year deferred revenue)	(3,706,242)	(3,091,333)	(3,567,828)
OpenReel deferred revenue - short-term		2,663,230
Vidello deferred revenue - short-term	228,610
Deferred revenue - short-term, end of period	3,707,872	3,934,627	1,214,096
OpenReel deferred revenue - long-term	93,726	117,643
Deferred revenue - short-term and long-term, end of period	3,801,598	4,052,270	1,214,096
Deferred revenue, beginning of period	$ 4,052,270	1,214,096	930,436
OpenReel deferred revenue - long-term		117,643
Deferred revenue - short-term and long-term, end of period		$ 4,052,270	$ 1,214,096